Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes	INCOME TAXES
The components of our income tax provision for the years ended December 31, were as follows:

(millions)	2022	2021	2020
Current tax provision
Federal	$733.2	$739.5	$1,395.7
State	12.7	20.7	35.6
Deferred tax expense (benefit)
Federal	(528.7)	98.6	35.8
State	(16.6)	0.3	1.5
Total income tax provision	$200.6	$859.1	$1,468.6

The provision for income taxes in the consolidated statements of comprehensive income differed from the statutory rate for the years ended December 31, as follows:

	2022		2021		2020
(millions)	Expense (Benefit)	Rate Impact	Expense (Benefit)	Rate Impact	Expense (Benefit)	Rate Impact
Income before income taxes	$922.1		$4,210.0		$7,173.2
Tax at statutory federal rate	$193.6	21%	$884.1	21%	$1,506.4	21%
Tax effect of:
Goodwill impairment[1]	47.2	5	0	0	0	0
Stock-based compensation	(18.1)	(2)	(19.4)	(1)	(22.7)	(1)
Tax credits	(14.8)	(2)	(9.9)	0	(5.4)	0
Tax-preferenced investment income	(12.7)	(1)	(13.2)	0	(15.2)	0
Nondeductible compensation expense	11.1	1	8.4	0	6.4	0
Tax-deductible dividends	(1.8)	0	(9.4)	0	(25.1)	(1)
State income taxes, net of federal taxes	(3.1)	0	16.6	0	29.3	1
Other items, net	(0.8)	0	1.9	0	(5.1)	0
Total income tax provision	$200.6	22%	$859.1	20%	$1,468.6	20%
[1] The ARX acquisition did not create goodwill for income tax purposes. As a result, the impairment is not deductible for income tax purposes.

Deferred income taxes reflect the tax effects of temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities. The following table shows the components of the net deferred tax assets and liabilities at December 31:

(millions)	2022	2021
Federal deferred income tax assets:
Net unrealized losses on fixed-maturity securities	$742.9	$0
Unearned premiums reserve	719.2	642.7
Loss and loss adjustment expense reserves	239.9	224.3
Non-deductible accruals	225.9	220.8
Software development costs	37.8	0
Operating lease liabilities	28.8	37.9
Investment basis differences	17.0	19.1
Hedges on forecasted transactions	3.8	4.0
Other	12.7	7.2
Federal deferred income tax liabilities:
Net holding period gains on equity securities	(387.3)	(811.1)
Deferred acquisition costs	(324.3)	(284.7)
Property and equipment	(97.0)	(94.6)
Operating lease assets	(28.8)	(37.9)
Loss and loss adjustment expense reserve transition adjustment	(24.1)	(32.3)
Intangible assets	(11.1)	(16.9)
Prepaid expenses	(6.5)	(6.8)
Net unrealized gains on fixed-maturity securities	0	(15.0)
Other	(17.4)	(9.6)
Net federal deferred income taxes	1,131.5	(152.9)
State deferred income tax assets[1]	42.2	16.3
State deferred income tax liabilities[1]	0	(1.5)
Total	$1,173.7	$(138.1)
[1] State deferred assets and liabilities are recorded in other assets and accounts payable, accrued expenses, and other liabilities, respectively, on the consolidated balance sheets.
Although realization of the deferred tax assets is not assured, management believes that it is more likely than not that the deferred tax assets will be realized based on our expectation that we will be able to fully utilize the deductions that are ultimately recognized for tax purposes and, therefore, no valuation allowance was needed at December 31, 2022 or 2021. We believe our deferred tax asset related to net unrealized losses on fixed-maturity securities will be realized based on the existence of prior year capital gains, current temporary differences related to unrealized gains in our equity portfolio, and other tax planning strategies.
At December 31, 2022, we had $10.9 million of net taxes payable (included in accounts payable, accrued expenses, and other liabilities on our consolidated balance sheets), compared to $19.2 million of net taxes recoverable (included in other assets on our consolidated balance sheets) at December 31, 2021.
The Progressive Corporation and its subsidiaries file a consolidated federal income tax return. As a result of the acquisition of Protective Insurance in 2021, Protective
Insurance was included in The Progressive Corporation consolidated federal income tax return for the period from June 2, 2021 to December 31, 2021. We filed a final consolidated federal income tax return for Protective Insurance for the period from January 1, 2021 to June 1, 2021.
All federal income tax years prior to 2019 are generally closed to examination; however, for The Progressive Corporation, 2016 remains open for a tax credit partnership investment. The statute of limitations for state income tax purposes generally remains open for three to four years from the return filing date, depending upon the jurisdiction. There has been no significant state income tax audit activity.
We recognize interest and penalties, if any, as a component of income tax expense. For the years ended December 31, 2022, 2021, and 2020, $0.1 million, $0.1 million, and $0, respectively, of interest and penalties expense has been recorded in the tax provision. We have not recorded any unrecognized tax benefits, or related interest and penalties, as of December 31, 2022 and 2021.